Leases - Summary of supplemental information related to operating leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Leases [Abstract]
Operating lease right-of-use assets, net	¥ 78,405	$ 11,368	¥ 118,104
Operating lease liabilities - current	¥ 35,562		¥ 46,688
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current	Liabilities, Current	Liabilities, Current
Operating lease liabilities - non-current	¥ 43,635	$ 6,326	¥ 73,070
Total operating lease liabilities	¥ 79,197		¥ 119,758
Weighted average remaining lease term	3 years	3 years	3 years 7 months 6 days
Weighted average discount rate	3.91%	3.91%	3.99%